Assets and liabilities included in disposal group classified as held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Other assets	£ 3,250	£ 4,701
Total assets classified as held for sale	9,854	3,916
Other liabilities	7,904	8,984
Provisions	736	817
Total liabilities classified as held for sale	3,726	3,164
Net assets classified as held for sale	6,128	752
Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Loans and advances to customers	9,544	3,855
Intangible assets other than goodwill	25	15
Property, plant and equipment	24	24
Other assets	260	22
Deposits from customers	3,647	3,077
Other liabilities	77	83
Provisions	£ 2	£ 4